Restructuring initiatives - Additional Information (Detail) (Wholesale division [Member], JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Wholesale division [Member]
Restructuring Initiatives [Line Items]
Restructuring costs in total	¥ 18,238
Liabilities relating to restructuring costs including currency translation adjustments	2,668	3,760
Restructuring costs settled	¥ 1,198